Other Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 6,372	$ 6,888	$ 2,044
Liability for early exercise of unvested stock options	808	1,133	1,658
Accrued purchase consideration for acquisition		0	975
Taxes payable	597	516	376
Deferred revenue	4,568	2,585	652
Other accrued and current liabilities	8,615	3,876	2,417
Accrued expenses and other current liabilities	$ 20,960	$ 14,998	$ 8,122